Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2020, 2019 and 2018. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment (note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Year Ended December 31,
	2020 $	2019 $	2018 $
Voyage charter revenues
Suezmax	340,535	424,578	371,463
Aframax	198,206	255,702	125,390
LR2	109,343	119,486	67,345
Full service lightering	93,720	81,837	107,730
Total	741,804	881,603	671,928

Time-charter revenues
Suezmax	107,543	15,658	17,088
Aframax	13,262	1,837	35,531
LR2	6,793	—	7,357
Total	127,598	17,495	59,976

Other revenues
Ship-to-ship support services	9,621	24,015	28,629
Vessel management	7,019	8,461	8,829
LNG terminal management, consultancy, procurement and other	392	12,343	7,131
Total	17,032	44,819	44,589

Total revenues	886,434	943,917	776,493